1
The Gabelli Healthcare & Wellness
Rx
Trust
Schedule of Investments — September 30, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS — 95 .0%
Beverages — 2 .7%
50,000 China Mengniu Dairy Co. Ltd. ......... $ 96,377
26,743 Danone SA ...................... 2,328,447
40,000 ITO EN Ltd. ..................... 941,542
13,500 Morinaga Milk Industry Co. Ltd. ....... 316,219
30,000 Suntory Beverage & Food Ltd. ........ 938,229
424,000 Vitasoy International Holdings Ltd. ..... 459,854
5,080,668
Biotechnology — 5 .2%
10,000 Amgen Inc. ..................... 2,822,000
7,500 Bio-Rad Laboratories Inc. , Cl. A † ...... 2,102,925
49,500 Bridgebio Pharma Inc. † ............. 2,571,030
8,000 Charles River Laboratories International
Inc. † ........................ 1,251,680
3,600 Illumina Inc. † .................... 341,892
1,100 Regeneron Pharmaceuticals Inc. ....... 618,497
400 Waters Corp. † ................... 119,924
9,827,948
Electronics — 1 .7%
6,700 Thermo Fisher Scientific Inc. ......... 3,249,634
Equipment and Supplies — 0 .1%
49,000 Owens & Minor Inc. † .............. 235,200
Food — 15 .5%
8,000 Calavo Growers Inc. ............... 205,920
15,000 Conagra Brands Inc. ............... 274,650
30,000 Flowers Foods Inc. ................ 391,500
5,000 General Mills Inc. ................. 252,100
33,200 Kerry Group plc , Cl. A .............. 3,001,341
330,000 Kikkoman Corp. .................. 2,800,487
10,000 Maple Leaf Foods Inc. .............. 258,748
27,000 MEIJI Holdings Co. Ltd. ............. 559,773
20,000 Mondelēz International Inc. , Cl. A ...... 1,249,400
35,000 Nestlé SA ....................... 3,212,675
47,000 Nomad Foods Ltd. ................ 618,050
35,000 Post Holdings Inc. † ................ 3,761,800
85,000 The Campbell's Company ........... 2,684,300
30,000 The J.M. Smucker Co. .............. 3,258,000
50,000 The Kraft Heinz Co. ................ 1,302,000
60,000 The Simply Good Foods Co. † ......... 1,489,200
120,000 Tingyi (Cayman Islands) Holding Corp. .. 160,680
10,000 TreeHouse Foods Inc. † ............. 202,100
35,000 Unilever plc , ADR ................. 2,074,800
116,000 Yakult Honsha Co. Ltd. ............. 1,891,564
29,649,088
Food and Staples Retailing — 7 .9%
90,000 BellRing Brands Inc. † .............. 3,271,500
41,360 CVS Health Corp. ................. 3,118,131
Shares
Market
Value
30,000 Ingles Markets Inc. , Cl. A ............ $ 2,086,800
15,000 McCormick & Co. Inc., Non-Voting ..... 1,003,650
1,000 Smithfield Foods Inc. .............. 23,480
20,000 Sprouts Farmers Market Inc. † ........ 2,176,000
50,000 The Kroger Co. ................... 3,370,500
15,050,061
Health Care Equipment and Supplies — 19 .6%
165,000 Bausch + Lomb Corp. † ............. 2,486,550
79,000 Baxter International Inc. ............. 1,798,830
10,400 Becton Dickinson & Co. ............. 1,946,568
4,605 Boston Scientific Corp. † ............ 449,586
3,364 Gerresheimer AG ................. 139,417
13,200 Globus Medical Inc. , Cl. A † .......... 755,964
52,000 Halozyme Therapeutics Inc. † ......... 3,813,680
40,000 Henry Schein Inc. † ................ 2,654,800
12,000 ICU Medical Inc. † ................. 1,439,520
142,085 InfuSystem Holdings Inc. † ........... 1,472,001
28,500 Integer Holdings Corp. † ............. 2,944,905
2,800 Intuitive Surgical Inc. † .............. 1,252,244
900 Kiniksa Pharmaceuticals International plc † 34,947
31,900 Lantheus Holdings Inc. † ............ 1,636,151
20,000 Medtronic plc .................... 1,904,800
12,000 Neogen Corp. † ................... 68,520
90,000 NeoGenomics Inc. † ................ 694,800
2,100 Progyny Inc. † .................... 45,192
6,600 QuidelOrtho Corp. † ................ 194,370
10,000 Solventum Corp. † ................. 730,000
7,200 Stryker Corp. .................... 2,661,624
28,000 SurModics Inc. † .................. 836,920
500 Tarsus Pharmaceuticals Inc. †
.........
29,715
43,000 The Cooper Companies Inc. † ......... 2,948,080
67,000 Treace Medical Concepts Inc. † ........ 449,570
95,000 Viemed Healthcare Inc. † ............ 645,050
3,000 Zevra Therapeutics Inc. † ............ 28,530
33,700 Zimmer Biomet Holdings Inc. ......... 3,319,450
37,381,784
Health Care Providers and Services — 20 .5%
2,100 Abivax SA , ADR † ................. 178,290
825 Akero Therapeutics Inc. † ............ 39,171
160 Alnylam Pharmaceuticals Inc. † ........ 72,960
1,585 ARS Pharmaceuticals Inc. † .......... 15,929
122,000 Avantor Inc. † .................... 1,522,560
35,000 Avita Medical Inc. † ................ 178,850
300 Axsome Therapeutics Inc. † .......... 36,435
2,000 BrightSpring Health Services Inc. † ..... 59,120
450 Celcuity Inc. † .................... 22,230
12,660 Cencora Inc. ..................... 3,956,630
3,000 Centene Corp. † ................... 107,040
6,400 Chemed Corp. ................... 2,865,536
5,000 DaVita Inc. † ..................... 664,350
10,000 Elevance Health Inc. ............... 3,231,200

The Gabelli Healthcare & Wellness
Rx
Trust
Schedule of Investments (Continued) — September 30, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Health Care Providers and Services (Continued)
475 Eli Lilly & Co. .................... $ 362,425
226,200 Evolent Health Inc. , Cl. A † ........... 1,913,652
1,450 Gilead Sciences Inc. ............... 160,950
1,800 GRAIL Inc. † ..................... 106,434
8,000 HCA Healthcare Inc. ............... 3,409,600
1,000 Hims & Hers Health Inc. † ........... 56,720
1,100 Hinge Health Inc. , Cl. A † ............ 53,988
1,440 Insmed Inc. † .................... 207,375
12,200 Labcorp Holdings Inc. .............. 3,502,132
300 Madrigal Pharmaceuticals Inc. † ....... 137,598
3,235 McKesson Corp. .................. 2,499,167
160,210 Option Care Health Inc. † ............ 4,447,430
12,500 Orthofix Medical Inc. † .............. 183,000
1,600 Oscar Health Inc. , Cl. A † ............ 30,288
1,750 Soleno Therapeutics Inc. † ........... 118,300
1,500 Structure Therapeutics Inc. , ADR † ..... 42,000
65,000 Surgery Partners Inc. † ............. 1,406,600
26,900 Tenet Healthcare Corp. † ............. 5,461,776
850 TG Therapeutics Inc. † .............. 30,706
4,300 UnitedHealth Group Inc. ............ 1,484,790
4,000 Verona Pharma plc , ADR † ........... 426,840
1,200 Viking Therapeutics Inc. † ............ 31,536
3,333 VivoSim Labs Inc. † ................ 9,732
3,300 Waystar Holding Corp. † ............. 125,136
39,158,476
Household and Personal Products — 1 .8%
12,000 Church & Dwight Co. Inc. ........... 1,051,560
10,000 Colgate-Palmolive Co. .............. 799,400
10,000 Edgewell Personal Care Co. .......... 203,600
1,750 Nektar Therapeutics † .............. 99,575
8,000 The Procter & Gamble Co. , CDI ....... 1,229,200
3,383,335
Pharmaceuticals — 19 .0%
18,400 Abbott Laboratories ............... 2,464,496
29,700 AbbVie Inc. ..................... 6,876,738
25,000 Achaogen Inc. † (a) ................. 0
32,300 AstraZeneca plc , ADR .............. 2,478,056
17,500 Bausch Health Cos. Inc. † ............ 112,875
48,200 Bristol-Myers Squibb Co. ............ 2,173,820
575 Crinetics Pharmaceuticals Inc. † ....... 23,949
65,000 Elanco Animal Health Inc. † ........... 1,309,100
25,000 Johnson & Johnson ............... 4,635,500
46,500 Merck & Co. Inc. .................. 3,902,745
17,000 Perrigo Co. plc ................... 378,590
33,200 Pfizer Inc. ...................... 845,936
7,700 Roche Holding AG , ADR ............ 321,937
198,875 Teva Pharmaceutical Industries Ltd. , ADR † 4,017,275
15,625 The Cigna Group .................. 4,503,906
1,275 uniQure NV † .................... 74,422
Shares
Market
Value
5,200 Vertex Pharmaceuticals Inc. † ......... $ 2,036,528
9,900 Zimvie Inc. † ..................... 187,506
36,343,379
Specialty Chemicals — 1 .0%
20,000 Sensient Technologies Corp. ......... 1,877,000
TOTAL COMMON STOCKS ........... 181,236,573
PREFERRED STOCKS — 0 .1%
Biotechnology — 0 .1%
5,600 XOMA Royalty Corp. , Ser. A , 8.625% ... 148,232
RIGHTS — 0.0%
Food and Staples Retailing — 0.0%
20,000 Walgreens Boots Alliance Inc. , CVR † .... 10,000
Health Care Providers and Services — 0.0%
38,284 Chinook Therapeutics Inc. , CVR † ...... 7,657
Pharmaceuticals — 0.0%
13,000 Paratek Pharmaceuticals Inc. , CVR † .... 260
TOTAL RIGHTS ................... 17,917
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS — 4 .9%
$ 9,510,000 U.S. Treasury Bills,
3.776 % to 4.274% †† , 10/16/25 to
03/26/26 ...................... 9,425,798
TOTAL INVESTMENTS — 100 .0% .....
(Cost $ 140,374,653 ) ............. $ 190,828,520

The Gabelli Healthcare & Wellness
Rx
Trust
Schedule of Investments (Continued) — September 30, 2025 (Unaudited)
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
CDI CHESS (Australia) Depository Interest
CVR Contingent Value Right
Geographic Diversification
% of Total
Investments
Market
Value
North America ...................... 84 .6% $ 161,508,855
Europe .............................. 11 .1 21,154,941
Japan ............................... 3 .9 7,447,814
Asia/Pacific ......................... 0 .4 716,910
Total Investments ................... 100.0% $ 190,828,520